Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Parenthetical) (Detail) (Separate Account Value [Member], USD $)
In Billions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Separate Account Value [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 31.3	$ 30.6